PRESIDENT'S MESSAGE


                                                               December 1995
Dear Shareholder:

    We are very pleased to present you with the first annual report for the Republic New York Tax Free Bond Fund for the period May 1, 1995 (commencement of operations) through October 31, 1995. In this report, we have provided you with a letter from the Investment Adviser, Republic National Bank of New York.

    We hope you find this letter and accompanying financial summaries informative and as always we would be delighted to hear from you to answer any questions you might have or provide you with additional information.

    Audited financial statements and portfolio holdings for the Fund for the period May 1, 1995 (commencement of operations) through October 31, 1995 also follow. We look forward to servicing your financial needs and appreciate your continued support.

                                      Respectfully submitted,

                                  /s/ Philip W. Coolidge
                                      Philip W. Coolidge
                                      President

REPUBLIC NEW YORK TAX FREE BOND FUND
ANNUAL REPORT -- OCTOBER 31, 1995

TABLE OF CONTENTS
                                                                          PAGE
                                                                          ----

President's Message ......................................................   1
Letter to Shareholders from Investment Manager ...........................   3
Schedule of Investments ..................................................   5
Statement of Assets & Liabilities ........................................   9
Statement of Operations ..................................................  10
Statement of Changes in Net Assets .......................................  11
Financial Highlights .....................................................  12
Notes to Financial Statements ............................................  13
Report of Ernst & Young LLP, Independent Auditors ........................  16

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER

                                                               December 1995

DEAR SHAREHOLDER:

    We are pleased to present the annual report for the Republic New York Tax Free Bond Fund (the "Fund"). The Fund seeks to realize above-average total returns, consistent with reasonable risk, by investing primarily in a diversified portfolio of securities exempt from regular federal, New York State and New York City personal income taxes. Since its inception on May 1, 1995, the Fund returned 6.39% as compared to 6.85% for the Lehman New York Municipal Bond Index and 6.02% for the Lipper New York Bond Fund Index.

    Municipal bonds posted strong gains since the Fund's inception as shifting sentiments regarding the strength of economic activity provided solid underpinnings to the market. Recently released economic data continues to reinforce that the Federal Reserve may have achieved the desired "soft landing" scenario in the US -- moderate and sustainable growth with low and controlled inflation. The Federal Reserve reversed course in July when it lowered the Fed Funds rate by one-quarter of a percentage point in an effort to head off a recession. However, the resilience of the US economy during the summer discouraged the Fed from taking additional steps at subsequent policy meetings. Some investors still expect the Fed to reduce interest rates one more time this cycle due to the economy's improved inflation outlook.

    The New York Tax Free Bond Fund's duration was extended recently, ending the fiscal year at 8.0 years versus 7.7 for the Lehman New York Municipal Bond Index. The extended duration was in anticipation of a further decline in interest rates, as well as a reflection of the decrease in the issuance of long-term bonds. The quality of the portfolio remained high at AA3 according to Moody's.

    The Republic New York Tax Free Bond Fund will continue to strive to make the appropriate adjustments as market conditions change, which should help the Fund continue to provide attractive returns for investors in this fixed income market. We appreciate your continued support.

                                      Sincerely,


                                      Republic National Bank of New York

                    COMPARISON OF $10,000 INVESTMENT IN THE
                       REPUBLIC NY TAX FREE BOND FUND AND
                       LEHMAN NEW YOURK EXEMPT INDEX AND
                      LIPPER NY MUNICIPAL BOND FUNDS INDEX

        AVERAGE ANNUAL TOTAL RETURN
----------------------------------------
Fiscal year                  Inception
  to date                   to 10/31/95
 10/31/95                   (Annualized)
----------------------------------------
  6.39%                         13.14%

Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots three lines: the first line represents the growth of a ten thousand dollar investment in the Fund from May 1, 1995 to October 31, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the Lipper NY Municipal Bond Funds Index for the same time period; the third line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the Lehman New York Exempt Index for the same time period. The graph points are as follows:

Year              Fund             Lipper           Lehman
 5/01/95          $10,000          $10,000          $10,000
 5/31/95           10,384           10,340           10,317
 6/30/95           10,247           10,200           10,222
 7/31/95           10,330           10,260           10,311
 8/31/95           10,453           10,380           10,455
 9/30/95           10,486           10,430           10,507
10/31/95           10,639           10,600           10,685

Past performance is not predictive of future performance


SIGNATURE BROKER-DEALER SERVICES, INC. IS THE DISTRIBUTOR OF THE REPUBLIC NEW YORK TAX FREE BOND FUND (THE "FUND").

REPUBLIC NATIONAL BANK OF NEW YORK ("REPUBLIC") SERVES AS INVESTMENT ADVISER AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, REPUBLIC OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

Performance data quoted herein represents past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees. All returns assume reinvestment of income and capital gains and reflect the reimbursement of certain Fund expenses as described in the Prospectus.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING 1-800-782-8183.

REPUBLIC NEW YORK TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
                                                                                                       RATINGS
   PRINCIPAL                                                                                           MOODY'S/       MARKET
    AMOUNT                      DESCRIPTION(c)                               RATE        MATURITY       S&P(d)        VALUE
   ---------                    --------------                               ----        --------      --------       ------

                  NEW YORK MUNICIPAL OBLIGATIONS -- 76.6%(a)
        $300,000  Islip New York General Obligation, FGIC Insured .....        5.600%    11/01/01         Aaa/AAA    $  318,399
         250,000  Metropolitan Transportation Authority of New York,
                    Service Contract, Revenue Bond ....................        5.625%    07/01/16        Baa1/BBB       238,750
         250,000  New York, Erie County, General Obligation, Series B,
                    FGIC Insured ......................................        5.375%    06/15/07         Aaa/AAA       257,840
         300,000  New York Housing Corporation Revenue Refunding Bond .        5.500%    11/01/10           A1/AA       294,003
         200,000  New York City Municipal Water and Sewer Finance
                    Authority, Revenue Bond, Series F, AMBAC
                    Insured ...........................................        5.500%    06/15/11         Aaa/AAA       200,384
         250,000  New York Industrial Development Agency, Special
                    Facilities, Terminal One Group Association Project,
                    Revenue Bond, AMT .................................        6.000%    01/01/19           A1/A-       244,923
         350,000  New York City, General Obligation ...................        6.000%    02/15/12        Baa1/BBB       348,166
         250,000  New York State Dormitory Authority, City University,
                    Revenue Bond, FSA Insured .........................        5.750%    07/01/07         Aaa/AAA       263,125
         500,000  New York State Dormitory Authority, City University,
                    Revenue Bond, Series A ............................        5.750%    07/01/07        Baa1/BBB       503,750
         100,000  New York State Energy Research and Development
                    Authority, Pollution Control, New York Electric &
                    Gas, Revenue Bond, Series D, LOC - Union Bank
                    Switzerland .......................................        3.550%    10/01/29       VMIG1/A1+       100,000
         100,000  New York State Energy Research and Development
                    Authority, Pollution Control, Niagara Mohawk
                    Power, Revenue Bond, Series A, LOC - Toronto
                    Dominion ..........................................        3.850%    07/01/15          NR/A1+       100,000
         200,000  New York State Environmental Facilities Corporation,
                    Pollution Control State Water Revolving Fund,
                    Revenue Bond, Series E ............................        6.875%    06/15/10           Aa/AA       219,338
         300,000  New York State Local Government Assistance
                    Corporation, Series A .............................        5.375%    04/01/14            A/A+       288,789
         100,000  New York State Power Authority, Revenue & General
                    Purpose Bond ......................................        5.700%    01/01/00           Aa/AA       104,758
         200,000  New York State Thruway Authority, Highway and Bridge
                    Trust Fund, Series A, MBIA Insured ................        6.250%    04/01/06         Aaa/AAA       221,554
         300,000  New York State Thruway Authority, General Revenue,
                    Series A, FGIC Insured ............................        5.700%    01/01/05         Aaa/AAA       316,902
         300,000  Port Authority of New York & New Jersey .............        5.750%    12/15/15          A1/AA-       302,382
         250,000  Suffolk County of New York Water Authority, Series C,
                    AMBAC Insured .....................................        5.750%    06/01/10         Aaa/AAA       257,057
         250,000  Triborough Bridge & Tunnel Authority, New York,
                    Special Obligation, AMBAC Insured .................        6.250%    01/01/12         Aaa/AAA       263,630
         250,000  Triborough Bridge & Tunnel Authority, New York,
                    General Purpose Revenue Bond ......................        5.750%    01/01/05           Aa/A+       266,568
         175,000  Westchester County, New York Industrial Development
                    Agency, Resource Recovery, Resco Company Project,          5.600%    07/01/07         Aaa/AAA       182,483
                                                                                                                     ----------
                  TOTAL NEW YORK MUNICIPAL OBLIGATIONS (COST $5,130,504) ........................................    $5,292,801
                                                                                                                     ----------

                  OTHER BONDS AND NOTES -- 17.7%
         250,000 Puerto Rico Commonwealth, General Obligation, MBIA
                    Insured ...........................................        7.500%    07/01/04         Aaa/AAA       298,650
         400,000  Puerto Rico Public Buildings Authority, Revenue Bond,
                    Series A, AMBAC Insured ...........................        6.250%    07/01/08         Aaa/AAA       445,471
         500,000  Puerto Rico Public Buildings Authority, Revenue Bond,
                    Series M ..........................................        5.500%    07/01/21          Baal/A       477,810
                                                                                                                     ----------
                  TOTAL OTHER BONDS AND NOTES (COST $1,197,862) .................................................    $1,221,931
                                                                                                                     ----------
SHORT-TERM INVESTMENTS -- 1.5%(A)
          93,154  Dreyfus New York Tax Free Money Market Fund ...................................................        93,154
          12,238  Provident New York Tax Free Money Market Fund .................................................        12,238
                                                                                                                     ----------
                  TOTAL SHORT-TERM INVESTMENTS (COST $105,392) ..................................................       105,392
                                                                                                                     ----------
                  TOTAL INVESTMENTS -- 95.8% (COST $6,433,758)(b) ...............................................     6,620,124
OTHER ASSETS LESS LIABILITIES -- 4.2%............................................................................       287,930
                                                                                                                     ----------
NET ASSETS -- 100.0%.............................................................................................    $6,908,054
                                                                                                                     ==========

----------
(a) Percentages indicated are based on net assets of $6,908,054, which correspond to a net asset value per share of $10.38.

(b) The aggregate identified cost for federal income tax purposes is $6,433,758 resulting in gross unrealized appreciation and depreciation of $186,366 and $0, respectively, or net unrealized appreciation of $186,366.

                See accompanying notes to financial statements

(c) Approximately 45% of the municipal securities held by the Fund have credit enhancement features backing them, which the Fund relies on, such as letters of credit, insurance or guarantees, without these credit enhancement features the securities may or may not meet the quality standards of the Fund.

(d) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at October 31, 1995 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at October 31, 1995. These ratings are unaudited.

    Moody's Investors Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG" for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax-exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

    DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S LONG-TERM RATINGS:

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Note: Those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa 1, A 1 and Baa 1, respectively.

    DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, such as long-term secular trends, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as "VMIG"or, if the demand feature is not rated, as "NR".
Short-term ratings on issues with demand features are differentiated by the use of the "VMIG" symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity.
Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met. Symbols used are as follows:

    MIG 1/VMIG 1 -- Notes bearing this designation are of the best quality, with strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2 -- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

    DESCRIPTION OF STANDARD & POOR'S CORPORATION'S LONG-TERM DEBT RATINGS:

    AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A -- Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic condtions than debts in higher rated categories.

    BBB -- Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.

    Plus (+) or Minus (-): The AA to BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within the rating category.

    DESCRIPTION OF STANDARD & POOR'S CORPORATION'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

    Note rating symbols are as follows:

          SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          SP-2 -- Satisfactory capacity to pay principal and interest.

FGIC = Financial Guaranty Insurance Corp.
AMT = Alternative Minimum Tax
AMBAC = American Bond Assurance Corp.
FSA = Financial Securities Assurance
MBIA = Municipal Bond Insurance Association

REPUBLIC NEW YORK TAX FREE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES

ASSETS
Investments at value (cost $6,433,758)(note 2) ....................  $6,620,124
Cash ..............................................................      52,519
Interest receivable ...............................................     116,622
Receivable for securities sold ....................................     492,924
Prepaid organization expenses (note 2) ............................      26,747
Prepaid insurance .................................................       2,681
                                                                     ----------
      Total Assets ................................................   7,311,617
                                                                     ----------

LIABILITIES
Payable for securities purchased ..................................     346,378
Dividends payable to shareholders .................................      22,965
Distribution expenses payable (note 3) ............................       1,930
Accrued expenses and other liabilities ............................      32,290
                                                                     ----------
      Total Liabilities .........                                       403,563
                                                                     ----------

NET ASSETS FOR 665,278 SHARES OF BENEFICIAL INTEREST OUTSTANDING
  (UNLIMITED NUMBER OF SHARES AUTHORIZED)..........................  $6,908,054
                                                                     ==========

NET ASSETS CONSIST OF:
Paid-in Capital .................                                    $6,672,949
Accumulated net realized gain on investments ......................      48,739
Unrealized appreciation of investments ............................     186,366
                                                                     ----------
      Total .......................................................  $6,908,054
                                                                     ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..........      $10.38
                                                                         ======


                See accompanying notes to financial statements

REPUBLIC NEW YORK TAX FREE BOND FUND
STATEMENT OF OPERATIONS

                                                                FOR THE PERIOD
                                                                  MAY 1, 1995
                                                                 (COMMENCEMENT
                                                                OF OPERATIONS)
                                                             TO OCTOBER 31, 1995
                                                             -------------------
INCOME:
  Tax exempt interest income (note 2) .......................      $195,996

EXPENSES:
  Advisory fees (note 3) .........................   $  9,063
  Administrative services fees (note 3) ..........      7,250
  Distribution fees and shareholder services
   (note 3) ......................................      1,947
  Transfer agent fees ............................     11,839
  Fund accounting fees ...........................     13,611
  Custodian fees and expenses ....................      9,262
  Audit ..........................................     17,000
  Legal ..........................................        284
  Reports to shareholders ........................      2,048
  Registration fees ..............................      2,754
  Trustees' fees and expenses (note 3) ...........      5,371
  Insurance ......................................      2,390
  Amortization of organization expenses (note 2) .      2,999
  Other expenses .................................        560
                                                      -------
Total expenses before waivers and reimbursements .     86,378
Waiver of fees ...................................    (16,313)
Reimbursement of fees ............................    (52,039)
                                                      -------
    Net expenses .................................     18,026
                                                      -------
Net investment income ............................    177,970
                                                      -------
Net Realized and Unrealized Gain on Investments:
Net realized gain on investments .................     48,739
Unrealized appreciation of investments:
    Beginning of period ..........................          0
    End of period ................................    186,366
                                                      -------
Net change in unrealized appreciation .......................      186,366
                                                                  --------
Net realized and unrealized gain on investments .............      235,105
                                                                  --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........     $413,075
                                                                  ========


                See accompanying notes to financial statements

REPUBLIC NEW YORK TAX FREE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                                                 MAY 1, 1995
                                                                (COMMENCEMENT
                                                                OF OPERATIONS)
                                                             TO OCTOBER 31, 1995
                                                             -------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS:
Net investment income ..................................        $   177,970
Net realized gain on investment transactions ...........             48,739
Net change in unrealized appreciation of investments ...            186,366
                                                                -----------
Net increase in net assets resulting from operations ...            413,075
                                                                -----------
DIVIDENDS DECLARED TO SHAREHOLDERS FROM:
Net investment income ..................................           (177,970)
                                                                -----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Net proceeds from sale of shares .......................          8,334,583
Net asset value of shares issued to shareholders from
  reinvestment of dividends ............................             18,315
Cost of shares repurchased .............................         (1,679,949)
                                                                -----------
Net increase in net assets from transactions in shares
  of beneficial interest ...............................          6,672,949
                                                                -----------
NET INCREASE IN NET ASSETS .............................          6,908,054

NET ASSETS:

Beginning of period ....................................                  0
                                                                -----------
End of period ..........................................        $ 6,908,054
                                                                ===========

ANALYSIS OF FUND SHARE TRANSACTIONS:

Shares sold ............................................            826,343
Issued in reinvestment of dividends ....................              1,784
Shares redeemed ........................................           (162,849)
                                                                -----------
Net increase in shares outstanding .....................            665,278
                                                                ===========

                See accompanying notes to financial statements

REPUBLIC NEW YORK TAX FREE BOND FUND
FINANCIAL HIGHLIGHTS
                                                                PERIOD FROM
                                                                MAY 1, 1995
                                                               (COMMENCEMENT
                                                               OF OPERATIONS)
                                                             TO OCTOBER 31, 1995
                                                             -------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:
Net Asset Value, beginning of period ...................           $10.00
                                                                   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income ................................             0.25
  Net realized and unrealized gain on investments ......             0.38
                                                                   ------
  Total from investment operations .....................             0.63
                                                                   ------
Less dividends:
  From net investment income ...........................            (0.25)
                                                                   ------
Net asset value, end of period .........................           $10.38
                                                                   ======

Total return ...........................................            6.39%(A)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) .................           $6,908
  Ratio of expenses to average net assets* .............            0.50%(B)
  Ratio of net investment income to average net assets*.            4.91%(B)
  Portfolio turnover rate ..............................             130%
--------------------------------------------------------------------------------

*Reflects a voluntary expense limitation and waiver of fees by affiliated parties of the Fund. If this limitation and waiver had not been in effect, the annualized ratios of expenses and net investment income to average net assets for the period May 1, 1995, commencement of operations, to October 31, 1995 would have been 2.40% and 3.01%, respectively.

(A) Not Annualized.
(B) Annualized.

                See accompanying notes to financial statements

REPUBLIC NEW YORK TAX FREE BOND FUND
NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 1995

1. DESCRIPTION AND SHARES OF THE FUND. Republic New York Tax Free Bond Fund (the "Fund") is a non-diversified separate series (portfolio) of the Republic Funds (the "Trust"), a Massachusetts business trust organized on April 22, 1987, which currently consists of six portfolios, each of which has different and distinct investment objectives and policies. The Fund commenced operations on May 1, 1995. The financial statements for the other five portfolios are presented separately. The Declaration of Trust permits the Trustees to create additional portfolios. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund's objective is to provide shareholders of the Fund with monthly dividends exempt from regular federal, New York State and New York City personal income taxes as well as protect the value of its shareholders' investment.

        The Trust retains Republic National Bank of New York ("Republic") as Investment Adviser ("Adviser") and Signature Broker-Dealer Services, Inc. ("Signature") as Administrator, Distributor and Sponsor ("Sponsor").

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the Fund's significant accounting policies:

        (A) Security Valuation. Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Fund's portfolio are valued on the basis of valuations furnished by a pricing service, which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations are valued at amortized cost, which approximates market value, as determined by the Board of Trustees. Futures Contracts are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities for which there are no such valuations are valued at fair market value as determined in good faith by or at the direction of the Board of Trustees.

        (B) Income. Interest income on long-term obligations in the Fund's portfolio is determined on the basis of interest plus accretion of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and less amortization of premiums.

        (C) Federal Income Taxes. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended (the "Code"). By so qualifying, the Fund will be exempt from regular federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains to its shareholders.

        (D) Dividends and Distributions. It is intended that the Fund's assets will be sufficiently invested in municipal securities to qualify to pay "exempt-interest dividends" (as defined in the Code) to shareholders. The Fund's dividends payable from net tax-exempt interest earned from municipal securities will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is exempt from the regular federal income tax. Exempt-interest dividends distributed to shareholders are not included in shareholders' gross income for regular federal income tax purposes. If the Fund earns income which is not eligible to be so designated, the Fund, nonetheless, intends to distribute such income. Such distributions will be subject to federal, state, and local taxes, as applicable.

        (E) Security Transactions and Related Investment Income. Investment transactions are accounted for on the trade date. Interest income is accrued as earned. Identified cost is used to calculate securities' gains and losses. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

        (F) Expense Allocation. The Fund bears all costs of its operations other than expenses specifically assumed by the Adviser or Sponsor. Expenses directly attributable to the Fund are charged to the Fund. Expenses incurred by the Trust with respect to any two or more of the Trust's six portfolios are allocated in proportion to the net asset level of each portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly.

        (G) Organization Expenses. Cost incurred in connection with the organization and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over a five year period beginning with the commencement of operations for the Fund. The aggregate amount of such cost was $29,746.

3.  ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

        (A) Advisory Fees. Republic serves as Investment Adviser to the Fund. Republic is responsible for the investment management of the Fund's assets, including the responsibility for making investment decisions and placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by it in its discretion. Republic does not place orders with the Distributor. Republic also furnishes to the Board of Trustees, which has overall responsibility for the business affairs of the Trust, periodic reports on the investment performance of the Fund. For its services as Investment Adviser, Republic receives a fee payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. For the period ended October 31, 1995, Advisory fees aggregated $9,063, of which the entire amount was waived.

        (B) Administration. The Fund retains Signature to serve as Administrator, Distributor, and Sponsor. Signature provides management and administrative services necessary for the operation of the Fund, furnishes office space and facilities required for conducting business of the Fund and pays the compensation of the Fund's officers.

        For these services, Signature receives from the Fund a fee, payable monthly, at an annual rate of 0.20% of the first $100 million of the Fund's average daily net assets; 0.17% of the next $100 million of such assets; 0.13% of the next $300 million of such assets; and 0.10% of such assets in excess of $500 million. For the period ended October 31, 1995, the administration fees were $7,250, of which the entire amount was waived.

        (C) Rule 12b-1 Plan Expenses. The Fund has adopted a noncompensatory Distribution Plan and Agreement (the "Plan") pursuant to Rule 12b-1 of the Act, as amended. The Plan provides for a monthly payment by the Fund to the Sponsor in amounts representing actual expenses incurred by the Sponsor for marketing costs and services rendered in distributing Fund shares at a rate not to exceed 0.25% of the average daily net assets of the Fund. During the period, the Fund reimbursed Signature for distribution expenses of $1,947.

        (D) Trustees' Fees. The fees paid and the out-of-pocket expenses reimbursed to the Trustees amounted to $5,371 for the period ended October 31, 1995.

        (E) Expense Reimbursement and Waivers. The Adviser and Sponsor have voluntarily agreed to waive all or a portion of their fees and, to the extent necessary, reimburse the Fund for additional expenses during the period ended October 31, 1995. At October 31, 1995, expenses for the Fund were voluntarily limited to no more than 0.50% of average daily net assets on an annualized basis. For the period ended October 31, 1995, the Adviser and sponsor voluntarily waived and reimbursed expenses aggregating $68,352.

4. INVESTMENT TRANSACTIONS. Purchases and proceeds from sales and maturities of investments excluding short-term securities for the Fund for the period May 1, 1995 (commencement of operations) to October 31, 1995 were $15,736,912 and $9,518,407, respectively.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of Republic New York Tax Free Bond Fund:

    We have audited the accompanying statement of assets and liabilities of Republic New York Tax Free Bond Fund (the "Fund", one of the portfolios constituting Republic Funds, the "Trust") as of October 31, 1995, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from May 1, 1995 (commencement of operations) to October 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Republic New York Tax Free Bond Fund, a portfolio of Republic Funds, at October 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the period from May 1, 1995 (commencement of operations) to October 31, 1995, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 8, 1995


           --------------------------------------------------------

    IMPORTANT TAX INFORMATION CONCERNING REPUBLIC NEW YORK TAX FREE BOND FUND As a Republic New York Tax Free Bond Fund shareholder during the calendar year, you should be aware that 99% of the income dividends paid in 1995 were "exempt interest dividends" and, therefore, free from any federal income tax. However, any capital gain distributions will be taxable.

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REPUBLIC
  NEW YORK
    TAX FREE
       BOND FUND


INVESTMENT ADVISER
Republic National Bank of New York
452 Fifth Avenue
New York, NY 10018

ADMINISTRATOR, DISTRIBUTOR AND SPONSOR
Signature Broker-Dealer Services, Inc.
6 St. James Avenue
Boston, MA 02116

CUSTODIAN AND TRANSFER AGENT
Investors Bank & Trust Company
89 South Street
Boston, MA 02111

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005

SHAREHOLDER SERVICING AGENTS:
Republic National Bank of New York
Republic Bank for Savings
452 Fifth Avenue
New York, NY 10018
(800) 782-8183

FOR NON-REPUBLIC CLIENTS:
Investors Bank & Trust Company
89 South Street
Boston, MA 02111
(800) 782-8183


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REPUBLIC
  NEW YORK
    TAX FREE
      BOND FUND


ANNUAL REPORT
  OCTOBER 31, 1995